S000004364 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	243 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Emerging All Cap Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.62%	3.27%	4.35%
FTSE China 50 Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.98%	(3.84%)	0.23%
iShares China Large-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		30.10%	(4.75%)	(0.60%)
Performance Inception Date					Oct. 05, 2004
iShares China Large-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.72%	(5.12%)	(0.99%)
iShares China Large-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.36%	(3.41%)	(0.25%)

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.